Reconciliation from Financial Statements to Form 5500 - Reconciliation of the Net Increase in Net Assets Available for Benefits (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 2,223,182
Change in contributions receivable	(19,736)
Value adjustment for the Fidelity MIP Fund at December 31, 2025	(2,824)
Value adjustment for the Fidelity MIP Fund at December 31, 2024	4,464
Net income, per Form 5500	$ 2,205,086